Description of Business	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Description of Business

Note 1. Description of Business

Business Overview

Akari Therapeutics, Plc, (the “Company” or “Akari”) is incorporated in the United Kingdom. The Company is developing next-generation antibody-drug conjugates, or ADCs, through its proprietary technology platform of novel payloads, enabling Akari to generate multiple ADC candidates to target a range of cancers. On March 4, 2024, the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”) with Peak Bio, Inc. (“Peak Bio”) and Pegasus Merger Sub, Inc., a Delaware corporation and a wholly-owned subsidiary of Akari (“Merger Sub”). On November 14, 2024, the Company completed the previously announced strategic business combination contemplated by the Merger Agreement (“Closing”), pursuant to which, Merger Sub merged with and into Peak Bio, with Peak Bio surviving the acquisition as a wholly owned subsidiary of Akari.

Since the Company’s acquisition of Peak Bio in November 2024, Akari has focused substantially all of its efforts on its ADC platform utilizing a novel anti-cancer payload called PH1, a spliceosome modulator. Through its payload platform, the Company aims to establish a pipeline of ADC candidates that target and directly kill cancer cells, while also activating the immune system to provide for potentially more durable and sustained efficacy and responses, thereby overcoming limitations inherent in existing ADC therapies. The Company’s activities since inception have consisted of performing research and development activities and raising capital.

The Company is subject to a number of risks similar to those of pre-clinical and clinical stage companies, including dependence on key individuals, uncertainty of product development and generation of revenues, dependence on outside sources of capital, risks associated with clinical trials of products, dependence on third-party collaborators for research and development operations, need for marketing authorization of products, risks associated with protection of intellectual property, and competition with larger, better-capitalized companies.

To fully execute its business plan, the Company will need, among other things, to complete its research and development efforts, pre-clinical and regulatory activities, and clinical trials. These activities may take several years and will require significant operating and capital expenditures in the foreseeable future. There can be no assurance that these activities will be successful. If the Company is not successful in these activities it could delay, limit, reduce or terminate its pre-clinical studies or other discovery and research activities.

Basis of presentation

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) for interim financial information and the rules and regulations of the SEC and assumes that the Company will continue to operate as a going concern. Accordingly, they do not include all the information and footnotes required by U.S. GAAP for complete financial statements. These condensed consolidated financial statements have been prepared on the same basis as the Company’s annual consolidated financial statements and, in the opinion of management, reflect all adjustments, including normal and recurring adjustments, which the Company considers necessary for the fair statement of financial information. The results of operations and comprehensive loss for the three and nine months ended September 30, 2025 are not necessarily indicative of expected results for the fiscal year ending December 31, 2025 or any other future period. The condensed balance sheet at December 31, 2024 has been derived from the audited consolidated financial statements at that date. These unaudited condensed consolidated financial statements should be read in conjunction with the Company’s audited consolidated financial statements as of December 31, 2024 and notes thereto included in its Form 10-K, as filed with the SEC on April 15, 2025.

Use of estimates

The preparation of the Company’s condensed consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that may affect the reported amounts of assets, liabilities, expenses and related disclosures. Significant estimates and assumptions reflected in these condensed consolidated financial statements include, but are not limited to, the valuation of share-based awards, the valuation of warrant liabilities, the valuation of goodwill and indefinite-lived intangible assets, research and development prepayments, accruals and related expenses, and the valuation allowance for deferred income taxes. The Company bases its estimates on historical experience, known trends and other market-specific or other relevant factors that it believes to be reasonable under the circumstances. Estimates are periodically reviewed considering changes in circumstances, facts and experience. Changes in estimates are recorded in the period in which they become known. Actual results may differ from those estimates or assumptions.

Liquidity and Financial Condition

The Company follows the provisions of Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 205-40, Presentation of Financial Statements—Going Concern, which requires management to assess the Company’s ability to continue as a going concern within one year after the date the consolidated financial statements are issued.

The Company has incurred substantial losses and negative cash flows since inception and had an accumulated deficit of $259.3 million as of September 30, 2025. The Company’s cash balance of $2.5 million as of September 30, 2025 is not sufficient to fund its operations for the one-year period after the date these condensed consolidated financial statements are issued. These factors raise substantial doubt about the Company’s ability to continue as a going concern. The accompanying unaudited condensed consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and satisfaction of liabilities in the normal course of business. The condensed consolidated financial statements do not include any adjustments related to the recoverability and classification of recorded asset amounts or the amounts and classification of liabilities that might result from the outcome of this uncertainty.

The Company anticipates incurring additional losses until such time, if ever, that it can generate significant sales of its product candidates currently in research and development. The Company is subject to a number of risks and uncertainties similar to those of other companies of the same size within the biotechnology industry, such as uncertainty of pre-clinical research outcomes, uncertainty of additional funding, and history of operating losses. Substantial additional financing will be needed by the Company to fund its operations. Management is currently evaluating various strategies to obtain the required funding for future operations. These strategies may include, but are not limited to: private placements and/or public offerings of equity and/or debt securities, and strategic research and development collaborations and/or similar arrangements. There can be no assurance that these future funding efforts will be successful.

Note 1. Description of Business

Business Overview

Akari Therapeutics, Plc, (the “Company” or “Akari”) is incorporated in the United Kingdom. The Company is developing next-generation antibody-drug conjugates, or ADCs, through its proprietary technology platform that enables Akari to generate a range of ADC candidates and optimize them to target a range of cancers. Since the Company’s acquisition of Peak Bio in November 2024, Akari has focused substantially all of its efforts on the ADC platform and pipeline of novel anti-cancer payloads with mechanisms of action that differ from existing therapies and the application of those payloads against clinically validated targets. Through its platform, the Company aims to establish a pipeline of ADC candidates that target and kill cancer cells and stimulate the immune system, or bifunctional ADCs, all while overcoming the limitations inherent in existing therapies. The Company’s activities since inception have consisted of performing research and development activities and raising capital.

The Company is subject to a number of risks similar to those of preclinical and clinical stage companies, including dependence on key individuals, uncertainty of product development and generation of revenues, dependence on outside sources of capital, risks associated with clinical trials of products, dependence on third-party collaborators for research and development operations, need for marketing authorization of products, risks associated with protection of intellectual property, and competition with larger, better-capitalized companies.

To fully execute its business plan, the Company will need, among other things, to complete its research and development efforts, preclinical and regulatory activities, and clinical trials. These activities may take several years and will require significant operating and capital expenditures in the foreseeable future. There can be no assurance that these activities will be successful. If the Company is not successful in these activities it could delay, limit, reduce or terminate its preclinical studies or other discovery and research activities.

Agreement and Plan of Merger with Peak Bio Inc.

On March 4, 2024, the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”) with Peak Bio, Inc. (“Peak Bio”) and Pegasus Merger Sub, Inc., a Delaware corporation and a wholly-owned subsidiary of Akari (“Merger Sub”), pursuant to which, upon the terms and subject to the conditions thereof, Merger Sub will be merged with and into Peak Bio (the “acquisition”), with Peak Bio surviving the Acquisition as a wholly-owned subsidiary of Akari.

On November 14, 2024, the Company completed the previously announced strategic business combination contemplated by the Merger Agreement (“Closing”), pursuant to which, Merger Sub merged with and into Peak Bio, with Peak Bio surviving the acquisition as a wholly owned subsidiary of Akari.

At the Closing, the Company issued a total of 12,613,942 Akari American Depositary Shares (“Akari ADSs” or “ADSs”) which reflected the conversion of each issued and outstanding share of Peak Bio Common Stock into the right to receive Akari ADSs representing a number of Akari Ordinary Shares equal to 0.2935 (the “Exchange Ratio”). The Exchange Ratio was calculated in accordance with the terms of the Merger Agreement and is such that the total number of shares of Akari ADSs issued in connection with the acquisition is approximately 48.4% of the outstanding shares of Akari on a fully diluted basis.

At the Closing, each warrant to purchase capital stock of Peak Bio (“Peak Warrant”) that was outstanding immediately prior to the Closing was converted into warrants to purchase a number of Akari Ordinary Shares or Akari ADSs, as determined by Akari (each, an “Adjusted Warrant”), on substantially similar terms and conditions as were applicable to such Peak Warrant immediately prior to the Closing. The number of Akari Ordinary Shares (or the number of Akari Ordinary Shares underlying Akari ADSs, as applicable) subject to each Adjusted Warrant is equal to the number of shares of Peak Bio Common Stock issuable upon exercise of such Peak Warrant immediately prior to the Closing multiplied by the Exchange Ratio, with any fractional Akari Ordinary Shares or Akari ADSs rounded down to the nearest whole Akari Ordinary Share or Akari ADS, as applicable, and the exercise price with respect to each Akari Ordinary Share (or each Akari Ordinary Share underlying Akari ADSs, as applicable) underlying such Adjusted Warrant equal to the exercise price of such Peak Warrant immediately prior to the Closing divided by the Exchange Ratio.

Further, at the Closing, each option to acquire shares of Peak Bio Common Stock (“Peak Option”) that was outstanding and unexercised immediately prior to the Closing, whether or not vested, was assumed and converted into an option to purchase a number of Akari ordinary shares or Akari ADSs, as determined by Akari (each, an “Adjusted Option”). The number of Akari Ordinary Shares (or the number of Akari Ordinary Shares underlying Akari ADSs, as applicable) subject to the Adjusted Option is equal to the product of (i) the total number of shares of Peak Common Stock subject to such Peak Option immediately prior to the Closing multiplied by (ii) the Exchange Ratio, with any fractional Akari Ordinary Shares or Akari ADSs rounded down to the nearest whole Akari Ordinary Share or Akari ADS, as applicable, and the exercise price per share of each Adjusted Option equal to the exercise price of such Peak Option immediately prior to the Closing divided by the Exchange Ratio.

Liquidity and Financial Condition

The Company follows the provisions of Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 205-40, Presentation of Financial Statements—Going Concern, which requires management to assess the Company’s ability to continue as a going concern within one year after the date the consolidated financial statements are issued.

The Company has incurred substantial losses and negative cash flows since inception and had an accumulated deficit of $247.3 million as of December 31, 2024. The Company’s cash balance of $2.6 million as of December 31, 2024 is not sufficient to fund its operations for the one-year period after the date these consolidated financial statements are issued. These factors raise substantial doubt about the Company’s ability to continue as a going concern. The accompanying consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and satisfaction of liabilities in the normal course of business. The consolidated financial statements do not include any adjustments related to the recoverability and classification of recorded asset amounts or the amounts and classification of liabilities that might result from the outcome of this uncertainty.

The Company anticipates incurring additional losses until such time, if ever, that it can generate significant sales of its product candidates currently in research and development. The Company is subject to a number of risks and uncertainties similar to those of other companies of the same size within the biotechnology industry, such as uncertainty of preclinical research outcomes, uncertainty of additional funding, and history of operating losses. Substantial additional financing will be needed by the Company to fund its operations. Management is currently evaluating different strategies to obtain the required funding for future operations. These strategies may include, but are not limited to: private placements and/or public offerings of equity and/or debt securities, and strategic research and development collaborations and/or similar arrangements. There can be no assurance that these future funding efforts will be successful.

ADS Ratio Change

Effective August 17, 2023, the Company changed the ratio of its ADSs to ordinary shares, par value $0.0001 per share, from one ADS representing 100 ordinary shares to a new ratio of one ADS representing 2,000 ordinary shares (the “ADS Ratio Change”). All ADS and per ADS amounts in the accompanying consolidated financial statements and notes thereto have been retroactively adjusted for all impacted periods presented to reflect the ADS Ratio Change.

Peak Bio, Inc. [Member]
Description of Business

1. Description of the Business

Peak Bio, Inc., together with its fully-owned subsidiaries, Peak Bio Co. Ltd (“Peak Bio Ltd”) and Peak Bio CA, Inc. (the “Company” or “Peak Bio”), is a clinical-stage biotechnology company focused on discovering, developing and delivering innovative therapies for multiple therapeutic areas. The Company has established a portfolio of potential therapies focused on cancer and immunological diseases. The Company’s pipeline includes the PH-1 ADC Platform for oncology, PHP-303 program for genetic disease, liver disease and inflammation, specifically for Alpha-1 antitrypsin deficiency (AATD) and acute respiratory distress syndrome (ARDS) including COVID-19.

Akari Merger Agreement

On March 4, 2024, the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”) with Akari Therapeutics, Plc, a public company limited by shares incorporated in England and Wales (“Akari”), and Pegasus Merger Sub, Inc., a Delaware corporation and a wholly-owned subsidiary of Akari (“Merger Sub”), pursuant to which, Merger Sub will be merged with and into the Company (the “Merger”), with the Company surviving the Merger as a wholly-owned subsidiary of Akari.

Pursuant to the Merger Agreement, at the effective time of the Merger (the “Effective Time”), each issued and outstanding share of the Company’s Common Stock will be converted into the right to receive Akari American Depositary Shares (“Akari ADSs”) representing a number of Akari ordinary shares, par value $0.0001 per share (the “Akari Ordinary Shares”), equal to an exchange ratio calculated in accordance with the Merger Agreement (the “Exchange Ratio”), each such share duly and validly issued against the deposit of the requisite number of Akari Ordinary Shares in accordance with the Deposit Agreement (as defined in the Merger Agreement). The Exchange Ratio will be calculated such that the total number of shares of Akari ADSs to be issued as merger consideration for the Company’s Common Stock will be expected to be, upon issuance, approximately 50% of the outstanding shares of Akari ADSs (provided, certain adjustments to this ratio will be made in respect of the net cash, as determined in accordance with the Merger Agreement, of each of Peak Bio and Akari at the close of business one business day prior to the anticipated consummation of the Merger).

At the Effective Time, each warrant and option to purchase capital stock of the Company outstanding immediately prior to the Effective Time will be exchanged for a warrant or option to purchase a number of Akari ordinary shares or Akari ADSs, as determined by Akari, based on the Exchange Ratio.

Either the Company or Akari may terminate the Merger Agreement under certain circumstances, including if (i) the Merger is not completed by December 2, 2024, (ii) the other party’s board of directors withdraws, modifies or qualifies its recommendation in favor of the transactions contemplated by the Merger Agreement or approves or recommends an alternative transaction or (iii) Akari’s or the Company’s board of directors, as applicable, resolves to enter into a definitive agreement with respect to a superior proposal prior to obtaining approval of the Akari ADS issuance or Merger, as applicable, from Akari’s shareholders or Company’s stockholders, as applicable. The Merger Agreement also provides that under certain specified circumstances of termination described in the Merger Agreement, Akari or the Company, as applicable, will be required to pay a termination fee equal to $300,000 and reimburse the other party for expenses related to the transaction up to $1.5 million.

Voting Agreements

Concurrently with the Merger Agreement, the Company and Akari entered into voting and support agreements (the “Voting Agreements”) with certain stockholders of the Company (the “Peak Stockholders”) and certain shareholders of Akari (the “Akari Shareholders” and, together with the Peak Stockholders, the “Supporting Holders”). The Supporting Holders have agreed to, among other things, vote their shares in favor of the Merger Agreement and the Merger or the issuance of Akari Ordinary Shares in connection therewith, as applicable, in accordance with the recommendation of the respective boards of directors of Peak Bio and Akari.

Risks and Uncertainties

The Company is subject to a number of risks similar to other companies in its industry, including competition from larger pharmaceutical and biotechnology companies, delays in research and development activities due to lack of financial resources and dependence on key personnel.

Results of operations may be adversely affected by various factors that could cause economic uncertainty and volatility in the financial markets, many of which are beyond the Company’s control. The Company’s business could be impacted by, among other things, downturns in the financial markets or in economic conditions, inflation, increases in interest rates, and geopolitical instability, such as the military conflicts in Ukraine and the Israel-Hamas war. While the Company has not been impacted by the abovementioned risks and uncertainties to date, the Company cannot at this time fully predict the likelihood of one or more of the above events, their duration or magnitude or the extent to which they may negatively impact the Company’s business.

Going Concern

The Company has incurred net losses since inception, and has an accumulated deficit of $40.9 million as of September 30, 2024. The Company incurred net losses of $2.8 million and $12.3 million for the nine months ended September 30, 2024 and 2023, respectively. The Company expects to incur significant expenses and operating losses for the foreseeable future as it continues its efforts to identify product candidates and seek regulatory approvals within its portfolio.

The Company will need additional financing to fund its ongoing activities and to close the Merger with Akari. The Company may raise this additional funding through the sale of equity, debt financing or other capital sources, including potential collaborations with other companies or other strategic transactions and funding under government contracts.

The Company may be unable to raise additional funds or enter into other arrangements when needed on favorable terms, or at all. There can be no assurances that other sources of financing will be available. Due to these uncertainties, there is substantial doubt about the Company’s ability to continue as a going concern. The accompanying unaudited condensed consolidated financial statements have been prepared assuming that the Company will continue as a going concern. The unaudited condensed consolidated financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or classification of liabilities that might result from the outcome of the uncertainties discussed above.

On January 6, 2023, the Company received a determination letter (the “Determination Letter”) from the Panel to delist the Company’s common stock and warrants from Nasdaq. Nasdaq suspended trading in Company’s common stock and warrants effective at the open of business on January 10, 2023. Following the suspension from Nasdaq, the Company’s securities are trading on the OTC Markets’ “OTC Pink Market” tier, which in turn impacted the Company’s ability to raise capital.

1. Description of the Business

Peak Bio, Inc., together with its fully-owned subsidiaries, Peak Bio Co. Ltd (“Peak Bio Ltd”) and Peak Bio CA, Inc. (the “Company” or “Peak Bio”), is a clinical-stage biotechnology company focused on discovering, developing and delivering innovative therapies for multiple therapeutic areas. The Company has established a portfolio of potential therapies focused on cancer and immunological diseases. The Company’s pipeline includes the PH-1 ADC Platform for oncology, PHP-303 program for genetic disease, liver disease and inflammation, specifically for Alpha-1 antitrypsin deficiency (AATD) and acute respiratory distress syndrome (ARDS) including COVID-19. Prior to March 1, 2022 (see below), the Company operated as pH Pharma Ltd, a Korean company.

Spin-Off

On March 1, 2022, pH Pharma Ltd completed the spin-off of certain assets and liabilities into a newly formed entity, pH Pharma Co., Ltd, except for the assets and liabilities related to PHP-303 and PH-1 ADC Platform programs, and changed its name to Peak Bio Co., Ltd. (the “Spin-Off”). The Spin-Off resulted in Peak Bio Co., Ltd. retaining 17,162,742 shares of common stock, which has been retroactively presented as of the beginning of the earliest period presented.

Ignyte Acquisition Corp (Ignyte)

On November 1, 2022 (the “Closing Date”), the Company completed the transactions contemplated by the certain business combination agreement, dated as of April 28, 2022 (the “Business Combination Agreement”), by and among Ignyte Acquisition Corp. (“Ignyte”), a public company, Ignyte Korea Co., Ltd., a corporation organized under the laws of the Republic of Korea (“Korean Sub”), and Peak Bio Co., Ltd (“Ignyte Business Combination”). At the closing of the Ignyte Business Combination, the stockholders of Peak Bio Ltd transferred their common stock shares to Korean Sub in exchange for shares of Ignyte common stock held by Korean Sub, which Korean Sub received in exchange for the shares of Peak Bio Ltd common stock from Ignyte (the “Share Swap”). Upon consummation of the Share Swap, Peak Bio Ltd became a direct wholly owned subsidiary of Ignyte. At the Closing Date, Ignyte changed its name to “Peak Bio, Inc.”

At the Closing Date, each common stock share of Peak Bio Ltd was converted into 2.0719 Ignyte common stock shares (the “Ignyte Exchange Ratio”). Each option of Peak Bio Ltd that was outstanding and unexercised immediately prior to the Ignyte Business Combination was assumed by Ignyte and converted into an option to acquire shares of common stock of Ignyte, as adjusted for the Ignyte Exchange Ratio.

At the Closing Date, a purchaser (the “Original Subscriber”) purchased from the Company an aggregate of 50,000 shares of the Company’s common stock (the “Original PIPE Shares”), for a purchase price of $10.00 per share and an aggregate purchase price of $500,000, pursuant to a subscription agreement entered into effective as of April 28, 2020 (the “Original Subscription Agreement”).

At the Closing Date, certain additional purchasers (each, a “New Subscriber”) purchased from the Company an aggregate of (i) 302,500 shares of the Company’s common stock (the “New PIPE Shares”) and (ii) 281,325 warrants (the “PIPE Financing Warrants”) to purchase shares of Ignyte common stock, at an exercise price of $0.01 per share, for a purchase price of $10.00 per share for an aggregate purchase price of $3,025,000, pursuant to separate subscription agreements entered into effective as of October 31, 2022 (each a “New Subscription Agreement”).

Finally, at the Closing Date, certain Peak Bio Ltd.’s lenders received from the Company an aggregate of (i) 176,579 shares of Ignyte common stock and (ii) 164,220 warrants (together with the PIPE Financing Warrants, the “PIPE Warrants”) to purchase shares of Ignyte common stock, at an exercise price of $0.01 per share, in settlement of the 2022 Pre-Business Combination Promissory Notes and the loan from a director nominee (see Note 10).The PIPE Warrants were on substantially same terms as the Public Warrants (as described in Note 11), except that the PIPE Warrants were not redeemable, and were exercisable for one year with an expiration date of November 1, 2023. The PIPE warrants were exercised on November 1, 2023 (see Note 11).

Akari Merger Agreement

On March 4, 2024, the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”) with Akari Therapeutics, Plc, a public company limited by shares incorporated in England and Wales (“Akari”), and Pegasus Merger Sub, Inc., a Delaware corporation and a wholly-owned subsidiary of Akari (“Merger Sub”), pursuant to which, Merger Sub will be merged with and into the Company (the “Merger”), with the Company surviving the Merger as a wholly-owned subsidiary of Akari.

Pursuant to the Merger Agreement, at the effective time of the Merger (the “Effective Time”), each issued and outstanding share of the Company’s Common Stock will be converted into the right to receive Akari American Depositary Shares (“Akari ADSs”) representing a number of Akari ordinary shares, par value $0.0001 per share (the “Akari Ordinary Shares”), equal to an exchange ratio calculated in accordance with the Merger Agreement (the “Exchange Ratio”), each such share duly and validly issued against the deposit of the requisite number of Akari Ordinary Shares in accordance with the Deposit Agreement (as defined in the Merger Agreement). The Exchange Ratio will be calculated such that the total number of shares of Akari ADSs to be issued as merger consideration for the Company’s Common Stock will be expected to be, upon issuance, approximately 50% of the outstanding shares of Akari ADSs (provided, certain adjustments to this ratio will be made in respect of the net cash, as determined in accordance with the Merger Agreement, of each of Peak Bio and Akari at the close of business one business day prior to the anticipated consummation of the Merger).

At the Effective Time, each warrant and option to purchase capital stock of the Company (“Peak Warrant”) outstanding immediately prior to the Effective Time will be exchanged for a warrant or option to purchase a number of Akari ordinary shares or Akari ADSs, as determined by Akari, based on the Exchange Ratio.

To date, the Akari merger has not been consummated.

Voting Agreements

Concurrently with the Merger Agreement, the Company and Akari entered into voting and support agreements (the “Voting Agreements”) with certain stockholders of the Company (the “Peak Stockholders”) and certain shareholders of Akari (the “Akari Shareholders” and, together with the Peak Stockholders, the “Supporting Holders”). The Supporting Holders have agreed to, among other things, vote their shares in favor of the Merger Agreement and the Merger or the issuance of Akari Ordinary Shares in connection therewith, as applicable, in accordance with the recommendation of the respective boards of directors of Peak Bio and Akari.

Risks and Uncertainties

The Company is subject to a number of risks similar to other companies in its industry, including competition from larger pharmaceutical and biotechnology companies, delays in research and development activities due to lack of financial resources and dependence on key personnel.

Results of operations may be adversely affected by various factors that could cause economic uncertainty and volatility in the financial markets, many of which are beyond the Company’s control. The Company’s business could be impacted by, among other things, downturns in the financial markets or in economic conditions, inflation, increases in interest rates, and geopolitical instability, such as the military conflicts in Ukraine and the Israel-Hamas war. While the Company has not been impacted by the abovementioned risks and uncertainties to date, the Company cannot at this time fully predict the likelihood of one or more of the above events, their duration or magnitude or the extent to which they may negatively impact the Company’s business.

Going Concern

The Company incurred significant net losses since inception, including net losses of $12.8 million and $13.1 million for the years ended December 31, 2023 and 2022, respectively. Since the beginning of 2024, the Company raised aggregate gross proceeds of approximately $0.7 million from the continued issuances of December 2023 Convertible Notes (see Note 10), $0.75 million from the issuance of secured note (see Note 15) and $3.5 million from the issuance of May 2024 Convertible Notes (see Note 15). The Company expects to incur significant expenses and operating losses for the foreseeable future as it continues its efforts to identify product candidates and seek regulatory approvals within its portfolio.

The Company will need additional financing to fund its ongoing activities and to close the Merger with Akari. The Company may raise this additional funding through the sale of equity, debt financings or other capital sources, including potential collaborations with other companies or other strategic transactions and funding under government contracts.

On November 1, 2022, the Company received written notice (the “Notice”) from the Staff of the Listing Qualifications Department (the “Staff”) of the Nasdaq Stock Market LLC (“Nasdaq”) stating that the Staff determined that the Company had not complied with the listing requirements because (i) the Company had not demonstrated that its common stock complied with the minimum 1,000,000 unrestricted publicly held shares requirement. The Company requested, and received, a hearing with the Hearings Panel (the “Panel”) on December 8, 2022 to appeal Nasdaq’s determination, which request stayed the suspension of the Company’s common stock and warrants and the filing by Nasdaq of a Form 25-NSE pending the Panel’s decision.

On January 6, 2023, the Company received the determination letter (the “Determination Letter”) from the Panel to delist the Company’s common stock and warrants from Nasdaq. Nasdaq suspended trading in Company’s common stock and warrants effective at the open of business on January 10, 2023. Upon suspension from Nasdaq, the Company’s securities began trading on the OTC Markets’ “OTC Pink Market” tier.

The Company may be unable to raise additional funds or enter into other arrangements when needed on favorable terms, or at all. There can be no assurances that other sources of financing will be available. Due to these uncertainties, there is substantial doubt about the Company’s ability to continue as a going concern.

The accompanying consolidated financial statements have been prepared assuming that the Company will continue as a going concern. The consolidated financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or classification of liabilities that might result from the outcome of the uncertainties discussed above.